Inventory (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Inventory	$ 132	$ 143	$ 159
Materials [Member]
Inventory [Line Items]
Inventory	90	87	71
LNG [Member]
Inventory [Line Items]
Inventory	19	26	44
Natural gas [Member]
Inventory [Line Items]
Inventory	22	28	43
Other [Member]
Inventory [Line Items]
Inventory	$ 1	$ 2	$ 1